NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2015
NATURE OF OPERATIONS AND BASIS OF PRESENTATION [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
NOTE 1 - NATURE OF OPERATIONS AND BASIS OF PRESENTATION

a.	Nature of operations

Foamix Pharmaceuticals Ltd. (hereinafter “Foamix”) is an Israeli company incorporated in 2003. Foamix is a clinical-stage specialty pharmaceutical company operating in one segment - the development and commercialization of foam-based formulations, using its proprietary technology, which includes its foam platforms. Foamix develops its own product candidates, mainly for the treatment of moderate-to-severe acne and other skin conditions. It also licenses its technology under development and licensing agreements to various pharmaceutical companies for development of certain products combining Foamix's foam technology with the licensee's proprietary drugs.

Since incorporation through June 30, 2015, Foamix and its subsidiary (hereinafter “the Company”) has incurred losses and negative cash flows from operations mainly attributable to its development efforts and has an accumulated deficit of $37,445. The Company has financed its operations mainly through the issuance of shares through private and public financing rounds, convertible loans and payments received under development and licensing agreements. The Company's cash and cash equivalents and available for sale securities as of June 30, 2015, will allow the Company to fund its operating plan through at least the next 12 months. However, the Company expects to continue to incur significant research and development and other expenses related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable. If the Company is unable to obtain such funding it will need to curtail or cease operations.

b.	Basis of presentation

The unaudited interim condensed consolidated financial statements of Foamix Pharmaceuticals Ltd. (“Foamix”) and its subsidiary (together “the Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial statements. Accordingly, they do not contain all information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company's consolidated financial position as of June 30, 2015, the consolidated results of operations and comprehensive loss for the six and three-month periods ended June 30, 2015 and 2014, the consolidated changes in shareholders' equity (capital deficiency) and cash flows for the six-month periods ended June 30, 2015 and 2014.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company's annual financial statements for the year ended December 31, 2014. The condensed consolidated balance sheet data as of December 31, 2014 was derived from the audited consolidated financial statements for the year ended December 31, 2014, but does not include all disclosures required by U.S. GAAP.

The results for the six and three-month periods ended June 30, 2015 are not necessarily indicative of the results expected for the year ending December 31, 2015.